--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         [EXCELSIOR LOGO APPEARS HERE]



                           Domestic Equity Portfolios


                               SEMI-ANNUAL REPORT

                               September 30, 2000

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
STATEMENTS OF ASSETS AND LIABILITIES......................................    1
STATEMENTS OF OPERATIONS..................................................    3
STATEMENTS OF CHANGES IN NET ASSETS.......................................    5
FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS................    7
PORTFOLIOS OF INVESTMENTS
 Blended Equity Fund......................................................    9
 Large Cap Growth Fund....................................................   11
 Optimum Growth Fund......................................................   12
 Small Cap Fund...........................................................   13
 Value and Restructuring Fund.............................................   14
 Value Equity Fund........................................................   16
 Energy and Natural Resources Fund........................................   17
 Real Estate Fund.........................................................   18
 Technology Fund..........................................................   19
NOTES TO FINANCIAL STATEMENTS.............................................   20

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate tele-phone number listed below:

 . Initial Purchase and Prospectus Information and Shareholder Services 1-800-
  446-1012 (From overseas, call 617-557-8280)
 . Current Price and Yield Information 1-800-446-1012
 . Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and ex-penses may be obtained by contacting Excelsior Funds, Inc., Excelsior Tax-Ex-empt Funds, Inc. and Excelsior Institutional Trust at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Institu-tional Trust are distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Institutional Trust at the following address:

    Excelsior Funds
    c/o Chase Global Funds Services Company
    P.O. Box 2798
    Boston, MA 02208-2798

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY, THEIR PARENT OR AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

Excelsior Funds, Inc.
Statements of Assets and Liabilities
September 30, 2000 (Unaudited)


                                         Blended     Large Cap      Optimum
                                          Equity       Growth        Growth
                                           Fund         Fund          Fund
                                       ------------ ------------  ------------
  ASSETS:
   Investments, at cost--see
   accompanying portfolios...........  $484,411,934 $327,797,929  $ 57,066,812
                                       ============ ============  ============
   Investments, at value (Note 1)....  $973,218,609 $488,080,642  $101,803,562
   Cash..............................       --               994           411
   Dividends receivable..............       690,530       27,242        18,071
   Interest receivable...............        43,479        9,664        18,187
   Receivable for investments sold...       --           410,745       --
   Receivable for fund shares sold...       698,569      --             34,511
   Prepaid expenses..................        13,548        5,768         1,484
   Unamortized organization costs
   (Note 5)..........................       --            30,157           156
                                       ------------ ------------  ------------
       Total Assets..................   974,664,735  488,565,212   101,876,382
  LIABILITIES:
   Payable for investments
   purchased.........................       --           --            --
   Payable for fund shares redeemed..     1,433,398    2,242,875       166,233
   Investment advisory fees payable
   (Note 2)..........................       541,247      270,944        50,013
   Administration fees payable (Note
   2)................................       115,983       65,862        25,179
   Administrative servicing fees
   payable (Note 2)..................       112,971       58,282       --
   Directors'/Trustees' fees payable
   (Note 2)..........................         3,217        1,602           312
   Due to custodian bank.............        68,944      --            --
   Accrued expenses and other
   payables..........................       113,328       68,693       134,916
                                       ------------ ------------  ------------
       Total Liabilities.............     2,389,088    2,708,258       376,653
                                       ------------ ------------  ------------
  NET ASSETS.........................   972,275,647  485,856,954   101,499,729
                                       ============ ============  ============
  NET ASSETS consist of:
   Undistributed net investment
   income (loss).....................  $     30,091 $ (1,286,014) $   (212,700)
   Accumulated net realized gain
   (loss) on investments.............    33,142,860   (7,410,059)   18,356,757
   Unrealized appreciation of
   investments, written options and
   foreign currency translations.....   488,806,675  160,282,713    44,736,750
   Par value (Note 4)................        20,053       27,569            36
   Paid-in capital in excess of par
   value.............................   450,275,968  334,242,745    38,618,886
                                       ------------ ------------  ------------
  Total Net Assets...................  $972,275,647 $485,856,954  $101,499,729
                                       ============ ============  ============
  Net Assets:
   Shares............................  $972,275,647 $485,856,954  $ 22,366,652
   Institutional Shares..............       --           --         79,133,077
  Shares outstanding (Note 4):
   Shares............................    20,052,875   27,568,786       802,870
   Institutional Shares..............       --           --          2,812,918
  NET ASSET VALUE PER SHARE (net
  assets / shares outstanding):
   Shares............................        $48.49       $17.62        $27.86
                                             ======       ======        ======
   Institutional Shares..............          --           --          $28.13
                                             ======       ======        ======

                       See Notes to Financial Statements

     Small        Value and        Value       Energy and        Real
      Cap       Restructuring     Equity    Natural Resources   Estate     Technology
      Fund           Fund          Fund           Fund           Fund         Fund
     -----      --------------  ----------- ----------------- -----------  -----------
  $109,727,049  $1,130,419,581  $38,465,077    $74,028,912    $41,442,066  $18,065,897
  ============  ==============  ===========    ===========    ===========  ===========
  $126,636,871  $1,530,097,700  $46,689,839    $99,728,894    $43,573,773  $18,235,769
       149,046        --            --               3,292        --               298
        60,355         610,740       18,310         27,783        312,336           79
        40,183         186,207        2,224         51,351          1,244        7,259
       677,351        --            --             --             179,994      --
       147,606       2,945,355      --             195,681         10,512       63,816
           660          13,306          772            739            430      --
       --             --                157        --              12,789      --
  ------------  --------------  -----------    -----------    -----------  -----------
   127,712,072   1,533,853,308   46,711,302    100,007,740     44,091,078   18,307,221
     1,648,878      15,170,718      392,900      5,780,346        --           798,723
       977,939       6,928,111      --              26,711            116      --
        41,646         933,287       22,019         35,112         20,401       36,365
         9,580         149,690       13,124         15,455          5,695        2,262
        36,643         327,175      --              13,605          6,028      --
            24           4,042          158            294            185           56
       --               66,074      124,601        --              44,103      --
        29,527         257,207       11,036         15,835          2,538        6,184
  ------------  --------------  -----------    -----------    -----------  -----------
     2,744,237      23,836,304      563,838      5,887,358         79,066      843,590
  ------------  --------------  -----------    -----------    -----------  -----------
   124,967,835   1,510,017,004   46,147,464     94,120,382     44,012,012   17,463,631
  ============  ==============  ===========    ===========    ===========  ===========
  $     82,242  $      823,622  $    49,073    $   111,616    $    30,025  $   (28,913)
     7,597,911     (20,329,730)  15,600,212      6,401,658     (8,025,976)    (269,743)
    16,909,822     399,678,064    8,224,665     25,699,982      2,131,707      169,872
         8,483          45,514           23          5,443          7,240        2,671
   100,369,377   1,129,799,534   22,273,491     61,901,683     49,869,016   17,589,744
  ------------  --------------  -----------    -----------    -----------  -----------
  $124,967,835  $1,510,017,004  $46,147,464    $94,120,382    $44,012,012  $17,463,631
  ============  ==============  ===========    ===========    ===========  ===========
  $124,967,835  $1,510,017,004  $   251,063    $94,120,382    $44,012,012  $17,463,631
       --             --         45,896,401        --             --           --
     8,482,684      45,513,986       12,709      5,443,351      7,239,903    2,670,718
       --             --          2,324,101        --             --           --
        $14.73          $33.18       $19.75         $17.29          $6.08        $6.54
        ======          ======       ======         ======          =====        =====
          --              --         $19.75           --             --           --
        ======          ======       ======         ======          =====        =====

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Statements of Operations
Six Months Ended September 30, 2000 (Unaudited)


                                         Blended      Large Cap      Optimum
                                          Equity        Growth        Growth
                                           Fund          Fund          Fund
                                       ------------  ------------  ------------
  INVESTMENT INCOME:
   Interest income...................  $    366,369  $    661,068  $     91,296
   Dividend income...................     4,425,101       475,939       134,331
   Less: Foreign taxes withheld......       --            --            --
                                       ------------  ------------  ------------
   Total Income......................     4,791,470     1,137,007       225,627
  EXPENSES:
   Investment advisory fees (Note
   2)................................     3,709,930     1,834,642       333,819
   Administration fees (Note 2)......       751,879       371,821        78,062
   Administrative servicing fees
   (Note 2)..........................       356,387       182,955         4,584
   Custodian fees....................       127,599        61,564        13,722
   Shareholder servicing agent fees..        72,466        71,523        11,502
   Legal and audit fees..............        32,872        18,362         9,992
   Shareholder reports...............        14,004        11,461         1,365
   Registration and filing fees......        12,292        12,670         8,222
   Directors' / Trustees' fees and
   expenses (Note 2).................         8,123         4,414         2,134
   Amortization of organization costs
   (Note 5)..........................       --              2,256           123
   Distribution fees (Note 2)........       --            --             27,473
   Miscellaneous expenses............        26,977        20,865         3,918
                                       ------------  ------------  ------------
   Total Expenses....................     5,112,529     2,592,533       494,916
   Fees waived by investment adviser
   and administrators (Note 2).......      (351,193)     (169,512)      (56,589)
                                       ------------  ------------  ------------
   Net Expenses......................     4,761,336     2,423,021       438,327
                                       ------------  ------------  ------------
  NET INVESTMENT INCOME (LOSS).......        30,134    (1,286,014)     (212,700)
                                       ------------  ------------  ------------
  REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (Note 1):
   Net realized gain (loss):
   Security transactions.............    34,106,547     7,910,115     7,349,832
   Written options...................       --            --            --
   Foreign currency transactions.....       --            --            --
                                       ------------  ------------  ------------
   Total net realized gain (loss)....    34,106,547     7,910,115     7,349,832
   Change in unrealized
   appreciation/depreciation on
   investments, written options and
   foreign currency translations
   during the period.................   (76,588,258)  (44,171,487)  (16,789,338)
                                       ------------  ------------  ------------
   Net realized and unrealized gain
   (loss) on investments.............   (42,481,711)  (36,261,372)   (9,439,506)
                                       ------------  ------------  ------------
   Net increase (decrease) in net
   assets resulting from operations..  $(42,451,577) $(37,547,386) $ (9,652,206)
                                       ============  ============  ============

*Technology Fund commenced operations on March 31, 2000.

                       See Notes to Financial Statements

     Small        Value and       Value         Energy and        Real
      Cap       Restructuring     Equity     Natural Resources   Estate     Technology
     Fund           Fund           Fund            Fund           Fund        Fund*
  -----------   -------------  ------------  ----------------- -----------  ----------
  $   560,195   $  1,052,586   $      8,689     $   175,909    $    64,736  $  38,692
      278,676     27,886,527      1,168,645         422,816      1,292,875        658
      --             --                (348)        --             --           --
  -----------   ------------   ------------     -----------    -----------  ---------
      838,871     28,939,113      1,176,986         598,725      1,357,611     39,350
      340,974      4,067,538        162,418         234,530        197,993     54,415
       86,380      1,030,443         37,982          59,414         30,256      8,271
       99,956        957,078        --               43,508         17,177         10
       23,963        173,107          9,190          12,080          5,834      4,160
       19,376        409,219          7,304          35,829          5,886      2,372
        2,913         48,490          3,550           2,938          1,618        391
        2,316         31,662          1,579           1,800          1,529     10,757
        6,946         11,251         15,343           8,940          7,697      2,500
          673         11,386          1,132             663            341         85
      --             --                 123         --               2,959      --
      --             --                 370         --             --           --
        9,359         27,414          1,073           2,481          1,942      2,791
  -----------   ------------   ------------     -----------    -----------  ---------
      592,856      6,767,588        240,064         402,183        273,232     85,752
      (99,647)      (704,838)       (39,796)        (33,507)       (35,639)   (18,052)
  -----------   ------------   ------------     -----------    -----------  ---------
      493,209      6,062,750        200,268         368,676        237,593     67,700
  -----------   ------------   ------------     -----------    -----------  ---------
      345,662     22,876,363        976,718         230,049      1,120,018    (28,350)
  -----------   ------------   ------------     -----------    -----------  ---------
       25,476       (659,699)    14,715,540       2,496,545     (1,099,615)  (269,743)
      --           1,365,704        --              --             --           --
      --                (208)       --              --             --           --
  -----------   ------------   ------------     -----------    -----------  ---------
       25,476        705,797     14,715,540       2,496,545     (1,099,615)  (269,743)
   (4,393,114)   (22,120,998)   (18,737,807)      7,288,682      7,078,978    169,872
  -----------   ------------   ------------     -----------    -----------  ---------
   (4,367,638)   (21,415,201)    (4,022,267)      9,785,227      5,979,363    (99,871)
  -----------   ------------   ------------     -----------    -----------  ---------
  $(4,021,976)  $  1,461,162   $ (3,045,549)    $10,015,276    $ 7,099,381  $(128,221)
  ===========   ============   ============     ===========    ===========  =========

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Statements of Changes in Net Assets


                                          Blended      Large Cap      Optimum
                                           Equity        Growth        Growth
                                            Fund          Fund          Fund
                                        ------------  ------------  ------------
  Six Months Ended September 30, 2000
  (Unaudited)
  Net investment income (loss)........  $     30,134  $ (1,286,014) $   (212,700)
  Net realized gain (loss) on
  investments.........................    34,106,547     7,910,115     7,349,832
  Net realized gain on written
  options.............................       --            --            --
  Net realized loss on foreign
  currency transactions...............       --            --            --
  Change in unrealized
  appreciation/depreciation of
  investments, written options and
  foreign currency translations during
  the period..........................   (76,588,258)  (44,171,487)  (16,789,338)
                                        ------------  ------------  ------------
  Net increase (decrease) in net
  assets resulting from operations....   (42,451,577)  (37,547,386)   (9,652,206)
  Distributions to shareholders:
   From net investment income
   Shares.............................      (106,841)      --            --
   Institutional Shares...............       --            --            --
                                        ------------  ------------  ------------
    Total distributions...............      (106,841)      --            --
                                        ------------  ------------  ------------
  Increase (decrease) in net assets
  from fund share transactions (Note
  4)
   Shares.............................    21,424,960    25,090,242     2,495,669
   Institutional Shares ..............       --            --            800,767
                                        ------------  ------------  ------------
    Total from fund share
    transactions......................    21,424,960    25,090,242     3,296,436
                                        ------------  ------------  ------------
  Net increase (decrease) in net
  assets..............................   (21,133,458)  (12,457,144)   (6,355,770)
  NET ASSETS:
   Beginning of period................   993,409,105   498,314,098   107,855,499
                                        ------------  ------------  ------------
   End of period (1)..................  $972,275,647  $485,856,954  $101,499,729
                                        ============  ============  ============
   (1) Including undistributed net
   investment income..................  $     30,091  $ (1,286,014) $   (212,700)
                                        ============  ============  ============
  Year Ended March 31, 2000
  Net investment income (loss)........  $    619,236  $ (1,603,901) $   (229,016)
  Net realized gain (loss) on
  investments.........................    14,070,026   (11,743,135)   22,425,776
  Net realized loss on foreign
  currency transactions...............       --            --            --
  Change in unrealized
  appreciation/depreciation of
  investments, written options and
  foreign currency translations during
  the year............................   191,700,096   121,578,266     3,177,959
                                        ------------  ------------  ------------
  Net increase (decrease) in net
  assets resulting from operations....   206,389,358   108,231,230    25,374,719
  Distributions to shareholders:
   From net investment income
   Shares.............................    (1,149,475)      --            --
   Institutional Shares...............       --            --            --
   From net realized gain on
   investments
   Shares.............................   (24,632,190)      --         (2,801,624)
   Institutional Shares...............       --            --        (11,457,427)
   In excess of net realized gain on
   investments
   Shares.............................      (963,687)      --            --
                                        ------------  ------------  ------------
    Total distributions...............   (26,745,352)      --        (14,259,051)
                                        ------------  ------------  ------------
  Increase (decrease) in net assets
  from fund share transactions (Note
  4)
   Shares.............................    93,492,128   138,535,123     7,591,166
   Institutional Shares...............       --            --        (11,310,189)
                                        ------------  ------------  ------------
     Total from fund share
     transactions.....................    93,492,128   138,535,123    (3,719,023)
                                        ------------  ------------  ------------
  Net increase in net assets..........   273,136,134   246,766,353     7,396,645
  NET ASSETS:
   Beginning of year..................   720,272,971   251,547,745   100,458,854
                                        ------------  ------------  ------------
   End of year (2)....................  $993,409,105  $498,314,098  $107,855,499
                                        ============  ============  ============
 --------
   (2) Including undistributed net
   investment income..................  $    106,798  $        --   $        --
                                        ============  ============  ============

 --------
*Technology Fund commenced operations on March 31, 2000.

                       See Notes to Financial Statements

     Small         Value and        Value         Energy and        Real
      Cap        Restructuring      Equity     Natural Resources   Estate     Technology
      Fund            Fund           Fund            Fund           Fund         Fund*
  ------------   --------------  ------------  ----------------- -----------  -----------
  $    345,662   $   22,876,363  $    976,718     $   230,049    $ 1,120,018  $   (28,350)
        25,476         (659,699)   14,715,540       2,496,545     (1,099,615)    (269,743)
       --             1,365,704       --              --             --           --
       --                  (208)      --              --             --           --
    (4,393,114)     (22,120,998)  (18,737,807)      7,288,682      7,078,978      169,872
  ------------   --------------  ------------     -----------    -----------  -----------
    (4,021,976)       1,461,162    (3,045,549)     10,015,276      7,099,381     (128,221)
      (269,100)     (22,421,053)       (6,548)       (156,752)    (1,254,417)        (563)
       --              --            (921,785)        --             --           --
  ------------   --------------  ------------     -----------    -----------  -----------
      (269,100)     (22,421,053)     (928,333)       (156,752)    (1,254,417)        (563)
  ------------   --------------  ------------     -----------    -----------  -----------
    21,317,897      323,732,602       (46,851)     13,136,188      4,463,605   17,592,415
       --              --          (4,146,050)        --             --           --
  ------------   --------------  ------------     -----------    -----------  -----------
    21,317,897      323,732,602    (4,192,901)     13,136,188      4,463,605   17,592,415
  ------------   --------------  ------------     -----------    -----------  -----------
    17,026,821      302,772,711    (8,166,783)     22,994,712     10,308,569   17,463,631
   107,941,014    1,207,244,293    54,314,247      71,125,670     33,703,443      --
  ------------   --------------  ------------     -----------    -----------  -----------
  $124,967,835   $1,510,017,004  $ 46,147,464     $94,120,382    $44,012,012  $17,463,631
  ============   ==============  ============     ===========    ===========  ===========
  $     82,242   $      823,622  $     49,073     $   111,616    $    30,025  $   (28,913)
  ============   ==============  ============     ===========    ===========  ===========
  $      8,235   $    1,975,975  $    147,525     $   197,964    $ 2,107,377
    11,251,028       (1,209,577)    1,293,913       9,381,472     (4,822,127)
       --                (4,458)       (2,680)           (453)       --
    19,556,536      294,661,200    15,693,776      10,323,732      2,590,497
  ------------   --------------  ------------     -----------    -----------
    30,815,799      295,423,140    17,132,534      19,902,715       (124,253)
       --            (2,302,013)         (342)       (250,304)    (1,966,824)
       --              --            (231,511)        --             --
       --              --              (1,336)     (2,177,387)       --
       --              --            (885,998)        --             --
       --              --             --              --             --
  ------------   --------------  ------------     -----------    -----------
       --            (2,302,013)   (1,119,187)     (2,427,691)    (1,966,824)
  ------------   --------------  ------------     -----------    -----------
    33,336,782      319,508,408       161,435      10,629,906      2,953,645
       --              --          (1,291,679)        --             --
  ------------   --------------  ------------     -----------    -----------
    33,336,782      319,508,408    (1,130,244)     10,629,906      2,953,645
  ------------   --------------  ------------     -----------    -----------
    64,152,581      612,629,535    14,883,103      28,104,930        862,568
    43,788,433      594,614,758    39,431,144      43,020,740     32,840,875
  ------------   --------------  ------------     -----------    -----------
  $107,941,014   $1,207,244,293  $ 54,314,247     $71,125,670    $33,703,443
  ============   ==============  ============     ===========    ===========
  $      5,680   $      368,312  $        688     $    38,319    $   164,424
  ============   ==============  ============     ===========    ===========

                       See Notes to Financial Statements

Excelsior Funds
Financial Highlights -- Selected Per Share Data and Ratios
  For a Fund share outstanding throughout each period.

                                                    Net Realized                         Distributions  Distributions in
                             Net Asset    Net      and Unrealized            Dividends      From Net     Excess of Net
                              Value,   Investment   Gain (Loss)   Total From  From Net   Realized Gain  Realized Gain on
                             Beginning   Income    on Investments Investment Investment  on Investments Investments and
                             of Period   (Loss)     and Options   Operations   Income     and Options       Options
                             --------- ----------  -------------- ---------- ----------  -------------- ----------------
  BLENDED EQUITY FUND --
    (4/25/85*)
  Shares:
  Year Ended March 31,
  1996....................    $21.40     $ 0.12        $ 5.21       $ 5.33     $(0.11)       $(2.19)           --
  1997....................     24.43       0.18          2.50         2.68      (0.14)        (1.16)           --
  1998....................     25.81       0.16         12.59        12.75      (0.16)        (2.28)           --
  1999....................     36.12       0.11          6.90         7.01      (0.13)        (0.49)           --
  2000....................     42.51       0.03          9.54         9.57      (0.06)        (1.34)         $(0.05)
  Six Months Ended
   September 30, 2000
   (Unaudited)............     50.63        -- (4)      (2.13)       (2.13)     (0.01)         --              --
  Trust Shares --
    (11/12/96*)
  Period Ended March 31,
   1997...................     26.30       0.04          0.03         0.07      (0.03)        (0.56)           --
  Period from April 1,
   1997 to October 27,
   1997...................     25.78       0.02          4.67         4.69      (0.05)         --              --
  LARGE CAP GROWTH FUND --
    (10/1/97*)
  Period Ended March 31,
   1998...................    $ 7.00       --          $ 1.51       $ 1.51       --            --              --
  Year Ended March 31,
  1999....................      8.51     $(0.03)         5.82         5.79       --            --              --
  2000....................     14.30      (0.06)         4.74         4.68       --            --              --
  Six Months Ended
   September 30, 2000
   (Unaudited)............     18.98      (0.05)        (1.31)       (1.36)      --            --              --
  OPTIMUM GROWTH FUND --
    (7/3/96*)
  Shares:
  Period Ended March 31,
   1997...................    $ 9.87     $ 0.02        $ 0.31       $ 0.33     $(0.02)         --              --
  Year Ended March 31,
  1998....................     10.18      (0.01)         6.15         6.14      (0.01)         --              --
  1999....................     16.31      (0.06)        11.15        11.09       --            --              --
  2000....................     27.40      (0.11)         7.16         7.05       --          $(3.88)           --
  Six Months Ended
   September 30, 2000
   (Unaudited)............     30.57      (0.08)        (2.63)       (2.71)      --            --              --
  SMALL CAP FUND --
    (12/31/92*)
  Shares:
  Year Ended March 31,
  1996....................    $ 9.77     $(0.02)       $ 1.72       $ 1.70       --          $(0.69)           --
  1997....................     10.78      (0.03)        (1.43)       (1.46)      --           (0.10)         $(0.39)
  1998....................      8.83      (0.01)         3.13         3.12       --            --              --
  1999....................     11.95        --          (2.56)       (2.56)      --           (0.12)           --
  2000....................      9.27        -- (4)       6.12         6.12       --            --              --
  Six Months Ended
   September 30, 2000
   (Unaudited)............     15.39       0.04         (0.67)       (0.63)    $(0.03)         --              --
  Trust Shares --
    (9/6/96*)
  Period Ended March 31,
   1997...................      9.98      (0.03)        (0.92)       (0.95)      --           (0.22)           --
  Period from April 1,
   1997 to October 27,
   1997...................      8.81      (0.03)         2.52         2.49       --            --              --
  VALUE AND RESTRUCTURING
   FUND -- (12/31/92*)
  Shares:
  Year Ended March 31,
  1996....................    $10.55     $ 0.10        $ 3.71       $ 3.81     $(0.09)       $(0.24)           --
  1997....................     14.03       0.13          2.36         2.49      (0.12)        (0.47)           --
  1998....................     15.93       0.10          8.12         8.22      (0.09)        (0.27)           --
  1999....................     23.79       0.13          0.21         0.34      (0.11)        (0.14)           --
  2000....................     23.88       0.07         10.03        10.10      (0.09)         --              --
  Six Months Ended
   September 30, 2000
   (Unaudited)............     33.89       0.56         (0.72)       (0.16)     (0.55)         --              --
  Trust Shares --
    (9/19/96*)
  Period Ended March 31,
   1997...................     14.61       0.05          1.53         1.58      (0.05)        (0.23)           --
  Period from April 1,
   1997 to June 30, 1997..     15.91       0.02          2.94         2.96      (0.02)         --              --
  VALUE EQUITY FUND --
    (1/15/97*)
  Shares:
  Period Ended March 31,
   1997...................    $12.08     $ 0.01        $(0.76)      $(0.75)      --            --              --
  Year Ended March 31,
  1998....................     11.33       0.07          5.57         5.64     $(0.06)       $(0.80)           --
  1999....................     16.11       0.08          0.55         0.63      (0.07)        (1.32)           --
  2000....................     15.35       0.01          6.35         6.36      (0.05)        (0.32)           --
  Six Months Ended
   September 30, 2000
   (Unaudited)............     21.34       0.36         (1.59)       (1.23)     (0.36)         --              --
  ENERGY AND NATURAL
   RESOURCES FUND --
    (12/31/92*)
  Year Ended March 31,
  1996....................    $ 7.92     $ 0.07        $ 1.63       $ 1.70     $(0.07)         --              --
  1997....................      9.55       0.09          2.60         2.69      (0.09)       $(1.03)           --
  1998....................     11.12       0.09          2.69         2.78      (0.10)        (1.07)         $(0.07)
  1999....................     12.66       0.10         (1.65)       (1.55)     (0.09)         --              --
  2000....................     11.02       0.04          4.72         4.76      (0.06)        (0.51)           --
  Six Months Ended
   September 30, 2000
   (Unaudited)............     15.21       0.05          2.06         2.11      (0.03)         --              --
  REAL ESTATE FUND --
    (10/1/97*)
  Period Ended March 31,
   1998...................    $ 7.00     $ 0.15        $ 0.01       $ 0.16     $(0.11)         --              --
  Year Ended March 31,
  1999....................      7.05       0.33         (1.55)       (1.22)     (0.33)         --              --
  2000....................      5.50       0.34         (0.31)        0.03      (0.32)         --              --
  Six Months Ended
   September 30, 2000
   (Unaudited)............      5.21       0.17          0.89         1.06      (0.19)         --              --
  TECHNOLOGY -- (3/31/00*)
  Period Ended September
   30, 2000 (Unaudited)...    $ 7.00     $(0.01)       $(0.45)      $(0.46)       -- (4)       --              --

 *  Commencement of Operations
(1)  Not Annualized
(2)  Annualized
(3) Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
(4) Amount represents less than $0.01 per share.
                       See Notes to Financial Statements

                                              Net    Ratio of Net Ratio of Gross Ratio of Net
                                            Assets,   Operating     Operating     Investment
                  Net Asset                 End of   Expenses to   Expenses to   Income (Loss)   Portfolio    Fee
      Total       Value, End  Total         Period   Average Net   Average Net    to Average     Turnover   Waivers
  Distributions   of Period  Return          (000)      Assets      Assets (3)    Net Assets       Rate     (Note 2)
  -------------   ---------- -------       --------- ------------ -------------- -------------   ---------  --------
     $(2.30)        $24.43    26.45 %      $ 188,574     1.05%         1.12%         0.55 %          27%     $ 0.02
      (1.30)         25.81    11.09 %        306,990     1.01%         1.06%         0.71 %          39%       0.01
      (2.44)         36.12    50.82 %        594,909     0.99%         1.06%         0.55 %          28%       0.02
      (0.62)         42.51    19.65 %        720,273     0.95%         1.01%         0.29 %          20%       0.02
      (1.45)         50.63    22.90 %        993,409     0.97%         1.02%         0.08 %          24%       0.02
      (0.01)         48.49    (4.22)%(1)     972,276     0.96%(2)      1.03%(2)      0.01 %(2)       37%(2)    0.02
      (0.59)         25.78     0.23 %(1)          81     1.36%(2)      1.41%(2)      0.45 %(2)       39%(2)    --
      (0.05)         30.42    17.57 %(1)      --         1.34%(2)      1.41%(2)      0.20 %(2)      N/A      $ 0.01
       --           $ 8.51    21.57 %(1)   $  47,529     1.05%(2)      1.20%(2)     (0.16)%(2)       12%(2)    --
       --            14.30    68.04 %        251,548     1.04%         1.08%        (0.53)%           4%       --
       --            18.98    32.73 %        498,314     1.01%         1.07%        (0.48)%          20%     $ 0.01
       --            17.62    (7.17)%(1)     485,857     0.99%(2)      1.06%(2)     (0.53)%(2)       19%(2)    0.01
     $(0.02)        $10.18     3.31 %(1)   $   3,357     1.05%(2)      1.47%(2)      0.33 %(2)       20%(2)  $ 0.03
      (0.01)         16.31    60.41 %          6,602     1.05%         1.32%        (0.12)%          19%       0.03
       --            27.40    68.00 %         12,414     1.05%         1.26%        (0.34)%          22%       0.04
      (3.88)         30.57    27.40 %         21,967     1.05%         1.18%        (0.43)%          44%       0.03
       --            27.86    (8.86)%(1)      22,367     1.05%(2)      1.16%(2)     (0.61)%(2)       49%(2)    0.02
     $(0.69)        $10.78    18.29 %      $  78,061     0.90%         0.98%        (0.17)%          38%     $ 0.01
      (0.49)          8.83   (14.33)%         53,258     0.94%         1.02%        (0.26)%          55%       0.01
       --            11.95    35.33 %         68,548     0.94%         1.01%        (0.14)%          73%       0.01
      (0.12)          9.27   (21.41)%         43,788     0.94%         1.05%        (0.04)%         115%       0.01
       --            15.39    65.91 %        107,941     0.92%         1.03%         0.01 %         134%       0.01
      (0.03)         14.73    (3.94)%(1)     124,968     0.87%(2)      1.05%(2)      0.61 %(2)      108%(2)    0.01
      (0.22)          8.81    (9.77)%(1)           8     1.29%(2)      1.40%(2)     (0.87)%(2)       55%(2)    --
       --            11.30    29.29 %(1)      --         1.25%(2)      1.31%(2)     (0.59)%(2)      N/A        --
     $(0.33)        $14.03    36.48 %      $  74,052     0.91%         0.95%         0.88 %          56%       --
      (0.59)         15.93    18.09 %        124,011     0.91%         0.95%         0.90 %          62%     $ 0.01
      (0.36)         23.79    52.10 %        388,447     0.89%         0.93%         0.54 %          30%       0.01
      (0.25)         23.88     1.48 %        594,615     0.93%         1.07%         0.59 %          43%       0.03
      (0.09)         33.89    42.41 %      1,207,244     0.90%         1.03%         0.25 %          20%       0.03
      (0.55)         33.18    (0.41)%(1)   1,510,017     0.90%(2)      1.00%(2)      3.38 %(2)       10%(2)    0.02
      (0.28)         15.91    10.85 %(1)          52     1.26%(2)      1.30%(2)      0.54 %(2)       62%(2)    --
      (0.02)         18.85    18.61 %(1)      --         1.21%(2)      1.25%(2)      0.47 %(2)      N/A        --
       --           $11.33    (6.21)%(1)   $      56     1.05%(2)      1.43%(2)      0.54 %(2)       64%(2)  $ 0.01
     $(0.86)         16.11    51.09 %             78     1.05%         1.35%         0.47 %          51%       0.05
      (1.39)         15.35     4.59 %            125     1.05%         1.32%         0.53 %          55%       0.04
      (0.37)         21.34    41.60 %            336     1.05%         1.20%         0.02 %          45%       0.05
      (0.36)         19.75    (5.62)%(1)         251     1.05%(2)      1.21%(2)      4.44 %(2)      117%(2)    0.01
     $(0.07)        $ 9.55    21.60 %      $  23,294     0.96%         1.09%         0.88 %          43%     $ 0.01
      (1.12)         11.12    28.28 %         33,393     0.93%         0.98%         0.84 %          87%       --
      (1.24)         12.66    24.97 %         46,174     0.99%         1.07%         0.69 %          88%       0.01
      (0.09)         11.02   (12.23)%         43,021     0.98%         1.09%         0.97 %          96%       0.01
      (0.57)         15.21    44.61 %         71,126     0.97%         1.08%         0.37 %         138%       0.01
      (0.03)         17.29    13.98 %(1)      94,120     0.94%(2)      1.03%(2)      0.59 %(2)       45%(2)    0.01
     $(0.11)        $ 7.05     2.26 %(1)   $  41,171     1.20%(2)      1.40%(2)      5.02 %(2)       30%(2)  $ 0.01
      (0.33)          5.50   (17.55)%         32,841     1.20%         1.43%         5.37 %          28%       0.01
      (0.32)          5.21     0.58 %         33,703     1.20%         1.41%         6.17 %          27%       0.01
      (0.19)          6.08    20.63 %(1)      44,012     1.20%(2)      1.38%(2)      5.66 %(2)       19%(2)    0.01
         -- (4)     $ 6.54    (6.57)%(1)   $  17,464     1.25%(2)      1.58%(2)     (0.52)%(2)       15%(2)  $ 0.01

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Blended Equity Fund




                                                                       Value
  Shares                                                              (Note 1)
 ---------                                                          ------------

 COMMON STOCKS -- 99.33%
           CAPITAL GOODS -- 7.70%
   116,000 Boeing Co. ...........................................   $  7,308,000
    90,000 Dover Corp. ..........................................      4,224,375
    30,000 Emerson Electric Co. .................................      2,010,000
   828,300 General Electric Co. .................................     47,782,557
   185,566 Illinois Tool Works, Inc. ............................     10,368,500
    23,000 Ingersoll-Rand Co. ...................................        779,125
     8,170 Visteon Corp. ........................................        123,571
   132,000 Waste Management, Inc. ...............................      2,301,750
                                                                    ------------
                                                                      74,897,878
                                                                    ------------
           COMMUNICATIONS SERVICES -- 3.92%
   120,000 +America Online, Inc. ................................      6,450,000
   168,809 AT&T Corp. ...........................................      4,958,764
   120,000 +NEXTEL Communications, Inc., Class A.................      5,610,000
    98,000 SBC Communications, Inc. .............................      4,900,000
   137,000 Tyco International Ltd. ..............................      7,106,875
   163,000 Verizon Communications................................      7,895,312
    13,400 +Yahoo!, Inc. ........................................      1,223,588
                                                                    ------------
                                                                      38,144,539
                                                                    ------------
           CONSUMER CYCLICAL -- 24.05%
   315,000 Abbott Laboratories...................................     14,982,187
    24,542 +Amgen, Inc. .........................................      1,710,271
   200,000 +Analog Devices, Inc. ................................     16,512,500
    14,286 +Ariba, Inc. .........................................      2,046,470
   192,000 Bristol-Myers Squibb Co. .............................     10,968,000
    80,000 +Comcast Corp., Class A Special.......................      3,275,000
   349,635 +Ford Motor Co. ......................................      8,850,136
    13,854 +Genentech, Inc. .....................................      2,572,515
    43,800 General Motors Corp. .................................      2,847,000
   150,000 +General Motors Corp., Class H........................      5,577,000
    69,700 HCA--The Healthcare Co. ..............................      2,587,613
   100,000 Herman Miller, Inc. ..................................      3,206,250
   194,039 Home Depot, Inc. .....................................     10,296,194
    93,750 Honeywell International, Inc. ........................      3,339,844
    13,352 +Human Genome Sciences, Inc. .........................      2,309,896
   204,225 Johnson & Johnson Co. ................................     19,184,386
   250,000 McDonald's Corp. .....................................      7,546,875
   139,600 Medtronic, Inc. ......................................      7,233,025
   128,000 Merck & Co., Inc. ....................................      9,528,000
   676,621 Pfizer, Inc. .........................................     30,405,656
   220,000 Schering-Plough Corp. ................................     10,230,000
   131,800 Sears, Roebuck & Co. .................................      4,272,956
   315,000 Target Corp. .........................................      8,071,875
    81,900 +Tenet Healthcare Corp. ..............................      2,979,112
    90,000 TRW, Inc. ............................................      3,656,250
   263,521 +Viacom, Inc., Class B................................     15,415,978
   438,843 Wal-Mart Stores, Inc. ................................     21,119,319
    32,100 +Wellpoint Health Networks, Inc. .....................      3,081,600
                                                                    ------------
                                                                     233,805,908
                                                                    ------------


                                                                       Value
  Shares                                                              (Note 1)
 ---------                                                          ------------

 COMMON STOCKS -- (continued)
           CONSUMER STAPLES -- 7.60%
    51,350 Bestfoods.............................................   $  3,735,713
   187,500 Coca-Cola Co. ........................................     10,335,938
    30,000 Fort James Corp. .....................................        916,875
   145,000 General Mills, Inc. ..................................      5,147,500
   239,000 Gillette Co. .........................................      7,379,125
   108,300 Pharmacia Corp. ......................................      6,518,306
   141,546 Procter & Gamble Co. .................................      9,483,582
    50,000 +Safeway, Inc. .......................................      2,334,375
   221,190 Time Warner, Inc. ....................................     17,308,117
   109,900 Walgreen Co. .........................................      4,169,331
   171,045 Walt Disney Co. ......................................      6,542,471
                                                                    ------------
                                                                      73,871,333
                                                                    ------------
           ENERGY -- 8.07%
    55,600 Amerada Hess Corp. ...................................      3,721,725
    30,000 Apache Corp. .........................................      1,773,750
   173,912 BP Amoco plc ADR......................................      9,217,336
    48,000 Chevron Corp. ........................................      4,092,000
   429,583 Exxon Mobil Corp. ....................................     38,286,585
    70,600 Kerr-McGee Corp. .....................................      4,677,250
   142,300 Occidental Petroleum Corp. ...........................      3,103,919
   114,500 Phillips Petroleum Co. ...............................      7,184,875
    73,000 Royal Dutch Petroleum Co. ............................      4,375,437
    56,400 Unocal Corp. .........................................      1,998,675
                                                                    ------------
                                                                      78,431,552
                                                                    ------------
           FINANCIAL -- 17.02%
    87,000 American Express Co. .................................      5,285,250
   218,530 American International Group, Inc. ...................     20,910,589
   220,000 Citigroup, Inc. ......................................     11,893,750
    30,000 Dun & Bradstreet Corp. ...............................      1,033,125
   342,306 Fleet Boston Financial Corp. .........................     13,349,934
    53,475 Goldman Sachs Group, Inc. ............................      6,092,808
    81,702 Household International, Inc. ........................      4,626,376
    30,000 J.P. Morgan & Co., Inc. ..............................      4,901,250
    41,600 MBIA, Inc. ...........................................      2,958,800
   504,152 Mellon Financial Corp. ...............................     23,380,049
   465,388 Morgan Stanley Dean Witter & Co. .....................     42,553,915
   141,300 State Street Boston Corp. ............................     18,369,000
   134,000 Washington Mutual, Inc. ..............................      5,334,875
   104,100 Wells Fargo Co. ......................................      4,782,094
                                                                    ------------
                                                                     165,471,815
                                                                    ------------
           INDUSTRIAL -- 0.28%
    58,600 Textron, Inc. ........................................      2,702,925
                                                                    ------------
           RAW/INTERMEDIATE
            MATERIALS -- 0.67%
    30,000 Air Products & Chemicals, Inc. .......................      1,080,000
   145,000 Alcan Aluminum Ltd. ..................................      4,195,938
    30,000 PPG Industries, Inc. .................................      1,190,625
                                                                    ------------
                                                                       6,466,563
                                                                    ------------



                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Blended Equity Fund -- (continued)




                                                                       Value
  Shares                                                              (Note 1)
  ------                                                            ------------

 COMMON STOCKS -- (continued)
           TECHNOLOGY -- 28.17%
    32,000 +Applied Materials, Inc. .............................   $  1,896,000
   208,290 +AT&T Corp. -- Liberty Media Group, Class A...........      3,749,220
     7,692 +Broadcom Corp., Class A..............................      1,874,925
    10,929 +Brocade Communications Systems, Inc. ................      2,580,610
   820,718 +Cisco Systems, Inc. .................................     45,344,669
    24,096 +Commerce One, Inc. ..................................      1,891,536
    18,600 Corning, Inc. ........................................      5,524,200
   180,000 +Dell Computer Corp. .................................      5,535,000
   114,000 +EMC Corp. ...........................................     11,300,250
    86,700 +Global Crossing Ltd. ................................      2,687,700
    77,000 Hewlett-Packard Co. ..................................      7,469,000
     9,375 +Inktomi Corp. .......................................      1,068,750
   600,000 Intel Corp. ..........................................     24,900,000
   126,000 International Business Machines Corp. ................     14,175,000
     6,166 +JDS Uniphase Corp. ..................................        583,458
   127,500 Lockheed Martin Corp. ................................      4,202,400
   186,640 Lucent Technologies, Inc. ............................      5,704,185
   400,980 +Microsoft Corp. .....................................     24,184,106
    72,414 Motorola, Inc. .......................................      2,045,696
    16,500 +Network Appliance, Inc. .............................      2,101,688
   288,000 Nokia Corp., Class A, ADR.............................     11,466,000
   180,000 Nortel Networks Corp. ................................     10,721,250
   192,000 +Oracle Corp. ........................................     15,120,000
    50,096 +QUALCOMM, Inc. ......................................      3,569,340
   113,300 +Qwest Communications International, Inc. ............      5,445,481
    20,000 RadioShack Corp. .....................................      1,292,500
    50,000 +SDL, Inc. ...........................................     15,487,500
   148,308 +Sun Microsystems, Inc. ..............................     17,444,728
   232,000 Texas Instruments, Inc. ..............................     10,947,500
    18,959 +VERITAS Software Corp. ..............................      2,699,288
    30,000 Williams Cos., Inc. ..................................      1,267,500
   316,500 +WorldCom, Inc. ......................................      9,613,688
                                                                    ------------
                                                                     273,893,168
                                                                    ------------

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                           ------------

 COMMON STOCKS -- (continued)
             TRANSPORTATION -- 0.25%
     113,600 Burlington Northern Santa Fe Corp...................   $  2,449,500
                                                                    ------------
             UTILITIES -- 1.60%
     160,000 +AES Corp. .........................................     10,960,000
      60,000 Ameren Corp. .......................................      2,512,500
      24,022 Enron Corp. ........................................      2,104,928
                                                                    ------------
                                                                      15,577,428
                                                                    ------------
             TOTAL COMMON STOCKS
              (Cost $476,905,934)................................    965,712,609
                                                                    ------------

 Principal
   Amount
 ----------
 DEMAND NOTES -- 0.77%
 $3,700,000 Associates Corp. of North America Master Notes..........   3,700,000
  3,806,000 General Electric Co. Promissory Notes...................   3,806,000
                                                                       ---------
            TOTAL DEMAND NOTES
             (Cost $7,506,000)......................................   7,506,000
                                                                       ---------

TOTAL INVESTMENTS
(Cost $484,411,934*)...................................... 100.10% $973,218,609
OTHER ASSETS AND LIABILITIES (NET)........................  (0.10)     (942,962)
                                                           ------  ------------
NET ASSETS................................................ 100.00% $972,275,647
                                                           ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
ADR -- American Depositary Receipt

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Large Cap Growth Fund




    Shares                                                             Value
                                                                      (Note 1)
                                                                    ------------

 COMMON STOCKS -- 96.64%
              COMMUNICATIONS SERVICES -- 8.26%
      423,000 +America Online, Inc...............................   $ 22,736,250
      352,000 +Exodus Communications,  Inc.......................     17,402,000
                                                                    ------------
                                                                      40,138,250
                                                                    ------------
              CONSUMER CYCLICAL -- 11.45%
      193,800 +Clear Channel Communications, Inc.................     10,949,700
      291,200 Harley-Davidson, Inc...............................     13,941,200
      422,550 Home Depot, Inc....................................     22,421,559
      114,000 Omnicom Group, Inc.................................      8,314,875
                                                                    ------------
                                                                      55,627,334
                                                                    ------------
              FINANCIAL -- 14.63%
      298,125 American International Group, Inc..................     28,526,836
      472,666 Citigroup, Inc.....................................     25,553,506
      186,000 Morgan Stanley Dean Witter & Co....................     17,007,375
                                                                    ------------
                                                                      71,087,717
                                                                    ------------
              HEALTH CARE -- 14.81%
       65,000 +Genentech, Inc. ..................................     12,069,688
      454,200 Medtronic, Inc. ...................................     23,533,237
      116,000 PE Corp. -- PE Biosystems  Group...................     13,514,000
      507,850 Pfizer, Inc........................................     22,821,509
                                                                    ------------
                                                                      71,938,434
                                                                    ------------
              TECHNOLOGY -- 47.49%
      448,000 +Cisco Systems, Inc................................     24,752,000
      510,600 +Dell Computer Corp................................     15,700,950
      432,000 +EMC Corp..........................................     42,822,000
      448,600 Intel Corp.........................................     18,616,900
      199,000 +JDS Uniphase Corp.................................     18,830,375
      253,900 +Microsoft Corp....................................     15,313,344
      512,800 Nokia Corp., Class A, ADR..........................     20,415,850
      126,000 Nortel Networks Corp. .............................      7,504,875
      363,600 +Solectron Corp....................................     16,771,050
      245,000 +Sun Microsystems, Inc. ...........................     28,818,125
      170,000 Texas Instruments, Inc.............................      8,021,875
       65,000 +VeriSign, Inc.....................................     13,166,563
                                                                    ------------
                                                                     230,733,907
                                                                    ------------
              TOTAL COMMON STOCKS (Cost $309,242,929)............    469,525,642
                                                                    ------------



  Principal                                                           Value
    Amount                                                           (Note 1)
 ------------                                                      ------------

 REPURCHASE AGREEMENT -- 3.82%
 $18,555,000  Agreement with Chase Securities, Inc., 6.25% dated
               9/29/00, due 10/02/00, to be repurchased at
               $18,564,664, collateralized by $14,575,000
               Federal Home Loan Mortgage Corp., 7.875% due
               8/15/17, valued at $18,972,056
               (Cost $18,555,000)...............................   $ 18,555,000
                                                                   ------------

TOTAL INVESTMENTS
 (Cost $327,797,929*)..................................... 100.46% $488,080,642
OTHER ASSETS AND LIABILITIES (NET)........................  (0.46)   (2,223,688)
                                                           ------  ------------
NET ASSETS................................................ 100.00% $485,856,954
                                                           ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
ADR -- American Depositary Receipt

                       See Notes to Financial Statements

Excelsior Institutional Trust
Portfolio of Investments September 30, 2000 (Unaudited)
Optimum Growth Fund




                                                                       Value
   Shares                                                             (Note 1)
 ----------                                                         ------------

 COMMON STOCKS -- 96.93%
            CAPITAL GOODS -- 4.67%
     82,200 General Electric Co. ................................   $  4,741,913
                                                                    ------------
            COMMUNICATIONS SERVICES -- 6.01%
     76,000 +America Online, Inc. ...............................      4,085,000
     33,800 +Exodus Communications, Inc. ........................      1,670,987
      3,000 +VoiceStream Wireless Corp. .........................        348,188
                                                                    ------------
                                                                       6,104,175
                                                                    ------------
            CONSUMER CYCLICAL -- 12.04%
      5,000 Abbott Laboratories..................................        237,813
      4,500 +Best Buy Co., Inc. .................................        286,312
     25,000 +Clear Channel Communications, Inc. .................      1,412,500
      3,500 +DoubleClick, Inc. ..................................        112,000
     18,000 Dow Jones & Co., Inc. ...............................      1,089,000
      7,500 +General Motors Corp., Class H.......................        278,850
     40,000 Harley-Davidson, Inc. ...............................      1,915,000
     72,000 Home Depot, Inc. ....................................      3,820,500
      5,000 Johnson & Johnson Co. ...............................        469,687
     13,200 Omnicom Group, Inc. .................................        962,775
     34,000 Wal-Mart Stores, Inc. ...............................      1,636,250
                                                                    ------------
                                                                      12,220,687
                                                                    ------------
            CONSUMER STAPLES -- 0.38%
      7,000 Coca-Cola Co. .......................................        385,875
                                                                    ------------
            ENERGY -- 1.59%
      7,500 Apache Corp. ........................................        443,438
      8,000 +BJ Services Co. ....................................        489,000
      7,500 Diamond Offshore Drilling, Inc. .....................        307,500
      7,500 +Noble Drilling Corp. ...............................        376,875
                                                                    ------------
                                                                       1,616,813
                                                                    ------------
            FINANCIAL -- 9.07%
     37,500 American International Group, Inc. ..................      3,588,281
     70,000 Citigroup, Inc. .....................................      3,784,375
     20,000 Morgan Stanley Dean Witter & Co. ....................      1,828,750
                                                                    ------------
                                                                       9,201,406
                                                                    ------------
            HEALTH CARE -- 14.56%
      9,500 American Home Products Corp. ........................        537,344
     14,000 +Amgen, Inc. ........................................        975,625
      6,500 +Biogen, Inc. .......................................        396,500
      8,500 +Genentech, Inc. ....................................      1,578,344
      5,500 +Immunex Corp. ......................................        239,250
      5,500 +MedImmune, Inc. ....................................        424,875
     83,710 Medtronic, Inc. .....................................      4,337,224
     13,500 PE Corp. -- PE Biosystems Group......................      1,572,750
     81,000 Pfizer, Inc. ........................................      3,639,937
     23,200 Schering-Plough Corp. ...............................      1,078,800
                                                                    ------------
                                                                      14,780,649
                                                                    ------------



                                                                       Value
   Shares                                                             (Note 1)
 ----------                                                         ------------

 COMMON STOCKS -- (continued)
            TECHNOLOGY -- 48.61%
     24,500 +Applied Materials, Inc. ............................   $  1,451,625
      3,900 +Broadcom Corp., Class A.............................        950,625
      2,400 +Brocade Communications Systems, Inc. ...............        566,700
     83,000 +Cisco Systems, Inc. ................................      4,585,750
    103,000 +Dell Computer Corp. ................................      3,167,250
     87,800 +EMC Corp. ..........................................      8,703,175
      1,000 Hewlett-Packard Co. .................................         97,000
      2,000 +Inktomi Corp. ......................................        228,000
     84,200 Intel Corp. .........................................      3,494,300
     20,000 +JDS Uniphase Corp. .................................      1,892,500
      3,500 +Juniper Networks, Inc. .............................        766,500
     45,000 +Microsoft Corp. ....................................      2,714,062
     88,000 Nokia Corp., Class A, ADR............................      3,503,500
     20,000 Nortel Networks Corp. ...............................      1,191,250
     33,000 +Oracle Corp. .......................................      2,598,750
      5,200 +PMC-Sierra, Inc. ...................................      1,119,300
     12,000 +QUALCOMM, Inc. .....................................        855,000
      3,200 +Redback Networks, Inc. .............................        527,000
      6,600 +Siebel Systems, Inc. ...............................        734,250
     36,000 +Solectron Corp. ....................................      1,660,500
     33,000 +Sun Microsystems, Inc. .............................      3,881,625
     27,000 Texas Instruments, Inc. .............................      1,274,063
     10,000 +VeriSign, Inc. .....................................      2,025,625
      7,200 +VERITAS Software Corp. .............................      1,025,100
      3,500 +Yahoo!, Inc. .......................................        319,594
                                                                    ------------
                                                                      49,333,044
                                                                    ------------
            TOTAL COMMON STOCKS
             (Cost $53,647,812)..................................     98,384,562
                                                                    ------------
 Principal
 Amount
 ---------
 DEMAND NOTES -- 3.37%
 $3,419,000 Associates Corp. of North America Master Notes
             (Cost $3,419,000)...................................      3,419,000
                                                                    ------------

TOTAL INVESTMENTS
 (Cost
 $57,066,812*).....           100.30% $101,803,562
OTHER ASSETS AND LIABILITIES
 (NET).............            (0.30)     (303,833)
                              ------  ------------
NET ASSETS.........           100.00% $101,499,729
                              ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
ADR -- American Depositary Receipt

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Small Cap Fund




                                                                       Value
   Shares                                                             (Note 1)
 ----------                                                         ------------

 COMMON STOCKS -- 93.22%
            CAPITAL GOODS -- 6.68%
     80,000 +Optimal Robotics Corp...............................   $  3,215,000
     83,000 Pentair, Inc.........................................      2,220,250
     84,700 Teleflex, Inc........................................      2,911,562
                                                                    ------------
                                                                       8,346,812
                                                                    ------------
            CONSUMER CYCLICAL -- 2.92%
    132,200 +24/7 Media, Inc.....................................      1,330,262
    135,750 +Rayovac Corp........................................      2,324,719
                                                                    ------------
                                                                       3,654,981
                                                                    ------------
            CONSUMER STAPLES -- 6.97%
    110,150 Dreyer's Grand Ice Cream, Inc........................      2,326,919
    182,825 +Hain Celestial Group, Inc...........................      6,376,022
                                                                    ------------
                                                                       8,702,941
                                                                    ------------
            ENERGY -- 3.20%
     39,250 +Patterson Energy, Inc...............................      1,341,859
     58,500 Tidewater, Inc.......................................      2,661,750
                                                                    ------------
                                                                       4,003,609
                                                                    ------------
            FINANCIAL -- 15.71%
     86,300 Cullen/Frost Bankers, Inc............................      2,804,750
     75,000 E.W. Blanch Holdings, Inc............................      1,556,250
    135,000 Healthcare Realty Trust, Inc.........................      2,851,875
     35,000 Hilb, Rogal & Hamilton Co............................      1,459,063
     89,350 +Silicon Valley Bancshares...........................      5,204,638
     79,500 StanCorp Financial Group, Inc........................      3,398,625
     86,200 Valley National Bancorp..............................      2,354,337
                                                                    ------------
                                                                      19,629,538
                                                                    ------------
            HEALTH CARE -- 14.51%
     74,600 +AmeriSource Health Corp., Class A...................      3,506,200
     25,000 Arthrocare Corp......................................        485,938
     30,000 +Hyseq, Inc..........................................      1,095,000
    109,700 +Intuitive Surgical, Inc.............................      1,275,262
     39,000 +Lexicon Genetics, Inc...............................      1,226,063
     20,800 +Maxim Pharmaceuticals, Inc..........................      1,263,600
     34,000 +Orchid Biosciences, Inc.............................      1,151,750
     48,000 +PRAECIS Pharmaceuticals, Inc........................      2,064,000
     86,963 +Province Healthcare Co..............................      3,473,065
    101,900 +Ventana Medical Systems, Inc........................      2,585,713
                                                                    ------------
                                                                      18,126,591
                                                                    ------------
            RAW/INTERMEDIATE MATERIALS -- 3.15%
    142,000 Caraustar Industries, Inc............................      1,562,000
    160,200 Millennium Chemicals, Inc............................      2,372,962
                                                                    ------------
                                                                       3,934,962
                                                                    ------------
            RETAIL -- 1.23%
     65,000 +Too, Inc............................................      1,543,750
                                                                    ------------

                                                                       Value
   Shares                                                             (Note 1)
 ----------                                                         ------------

 COMMON STOCKS -- (continued)
            TECHNOLOGY -- 28.41%
     90,200 +American Xtal Technology, Inc.......................   $  3,765,850
    373,200 +Cambridge Technology Partners, Inc..................      1,632,750
    116,750 +Caminus Corp........................................      4,611,625
     75,000 +ChipPAC, Inc........................................        862,500
     97,250 +Dendrite International, Inc.........................      2,601,437
     21,650 +Exchange Applications, Inc..........................         97,425
     41,000 +Finisar Corp........................................      1,980,813
     83,800 +Hyperion Solutions Corp.............................      2,157,850
    125,525 +Integrated Circuit Systems, Inc.....................      2,322,212
     49,150 +Manugistics Group, Inc..............................      4,822,844
    555,600 +Navigant Consulting, Inc............................      1,909,875
     10,600 +SDL, Inc............................................      3,283,350
     38,400 +Spectra-Physics Lasers, Inc.........................      2,054,400
    260,000 +SynQuest, Inc.......................................      3,396,250
          1 Timberline Software Corp.............................              6
                                                                    ------------
                                                                      35,499,187
                                                                    ------------
            TELECOMMUNICATION -- 10.44%
     39,000 +hi/fn, Inc..........................................      2,656,875
    151,100 Inter-Tel, Inc.......................................      1,718,763
    117,300 +Multex.com, Inc.....................................      2,008,762
     40,400 +Natural MicroSystems Corp...........................      2,171,500
     60,000 +Packeteer, Inc......................................      2,276,250
     95,200 +PC-Tel, Inc.........................................      2,219,350
                                                                    ------------
                                                                      13,051,500
                                                                    ------------
            TOTAL COMMON STOCKS
             (Cost $99,584,049)..................................    116,493,871
                                                                    ------------

 Principal
   Amount
 ----------
 DEMAND NOTES -- 8.12%
 $5,100,000 Associates Corp. of North America Master Notes.......      5,100,000
  5,043,000 General Electric Co. Promissory Notes................      5,043,000
                                                                    ------------
            TOTAL DEMAND NOTES
             (Cost $10,143,000)..................................     10,143,000
                                                                    ------------

TOTAL INVESTMENTS
 (Cost $109,727,049*)...................................... 101.34% $126,636,871
OTHER ASSETS AND LIABILITIES (NET).........................  (1.34)   (1,669,036)
                                                            ------  ------------
NET ASSETS................................................. 100.00% $124,967,835
                                                            ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Value and Restructuring Fund




                                                                       Value
   Shares                                                             (Note 1)
 ----------                                                         ------------

 COMMON STOCKS -- 98.12%
            CAPITAL GOODS -- 3.00%
          2 Delphi Automotive Systems Corp. .....................   $         30
    560,000 Honeywell International, Inc. .......................     19,950,000
    365,000 United Technologies Corp. ...........................     25,276,250
                                                                    ------------
                                                                      45,226,280
                                                                    ------------
            COMMUNICATIONS SERVICES -- 3.51%
    425,000 AT&T Corp. ..........................................     12,484,375
    510,000 CenturyTel, Inc. ....................................     13,897,500
    860,000 +Global Crossing Ltd. ...............................     26,660,000
                                                                    ------------
                                                                      53,041,875
                                                                    ------------
            CONSUMER CYCLICAL -- 22.83%
    475,000 +Adelphia Communications Corp., Class A..............     13,092,188
    715,000 Black & Decker Corp. ................................     24,444,062
    760,000 Centex Corp. ........................................     24,415,000
    900,000 +Charter Communications, Inc., Class A...............     14,512,500
    485,000 Deluxe Corp. ........................................      9,851,563
    640,000 +Ford Motor Co. .....................................     16,200,000
    218,026 General Motors Corp. ................................     14,171,690
  1,348,006 +General Motors Corp., Class H.......................     50,118,863
    513,000 Harman International Industries, Inc. ...............     20,058,300
    710,000 +Infinity Broadcasting Corp., Class A................     23,430,000
    354,300 Lennox International, Inc. ..........................      3,321,563
    600,000 News Corp., Ltd. ADR.................................     33,637,500
    800,000 +Paxson Communications Corp. ........................      9,200,000
    385,000 PPG Industries, Inc. ................................     15,279,687
    185,000 Time Warner, Inc. ...................................     14,476,250
    685,000 TJX Companies, Inc. .................................     15,412,500
    510,000 +Viacom, Inc., Class B...............................     29,835,000
    500,000 Viad Corp. ..........................................     13,281,250
          1 Visteon Corp. .......................................             15
                                                                    ------------
                                                                     344,737,931
                                                                    ------------
            CONSUMER STAPLES -- 6.04%
  1,420,000 +AT&T Corp. -- Liberty Media Group, Class A..........     25,560,000
    625,000 Avon Products, Inc. .................................     25,546,875
    735,000 Conagra, Inc. .......................................     14,745,937
    500,000 +Suiza Foods Corp. ..................................     25,343,750
                                                                    ------------
                                                                      91,196,562
                                                                    ------------
            ENERGY -- 4.25%
    625,000 Conoco, Inc., Class B................................     16,835,938
    545,100 Dynergy, Inc. .......................................     31,070,700
  1,050,000 +Ocean Energy, Inc. .................................     16,209,375
                                                                    ------------
                                                                      64,116,013
                                                                    ------------

                                                                       Value
   Shares                                                             (Note 1)
 ----------                                                         ------------

 COMMON STOCKS -- (continued)
            FINANCIAL -- 23.28%
    240,000 Amvescap plc ADR.....................................   $ 26,610,000
    620,000 Chase Manhattan Corp. ...............................     28,636,250
    600,000 Citigroup, Inc. .....................................     32,437,500
    505,000 Donaldson, Lufkin & Jenrette, Inc. ..................     45,165,937
    250,000 Fannie Mae...........................................     17,875,000
    775,000 Golden State Bancorp, Inc. ..........................     18,309,375
    575,000 Mellon Financial Corp. ..............................     26,665,625
    425,000 +Metlife, Inc. ......................................     11,129,688
    375,000 Morgan Stanley Dean Witter & Co. ....................     34,289,062
    450,000 PNC Bank Corp. ......................................     29,250,000
    810,000 +Stilwell Financial, Inc. ...........................     35,235,000
    350,000 USA Education, Inc. .................................     16,865,625
    325,000 Washington Mutual, Inc. .............................     12,939,063
    220,000 XL Capital Ltd., Class A.............................     16,170,000
                                                                    ------------
                                                                     351,578,125
                                                                    ------------
            HEALTH CARE -- 5.77%
    415,000 American Home Products Corp. ........................     23,473,438
    801,000 +AmeriSource Health Corp.,
            Class A..............................................     37,647,000
    455,000 Bristol-Myers Squibb Co. ............................     25,991,875
                                                                    ------------
                                                                      87,112,313
                                                                    ------------
            INDUSTRIAL -- 0.43%
    300,000 Lafarge Corp. .......................................      6,525,000
                                                                    ------------
            RAW/INTERMEDIATE MATERIALS -- 1.68%
    465,000 Cambrex Corp. .......................................     17,205,000
    280,000 Rohm & Haas Co. .....................................      8,137,500
                                                                    ------------
                                                                      25,342,500
                                                                    ------------
            TECHNOLOGY -- 22.41%
    250,000 Alcatel Alsthom ADR..................................     15,718,750
    275,000 BCE, Inc. ...........................................      6,428,125
     20,000 BCE, Inc. ...........................................        465,224
    350,000 +Commscope, Inc. ....................................      8,575,000
    600,000 Georgia-Pacific Group................................     14,100,000
    700,000 Harris Corp. ........................................     19,906,250
    750,000 IMS Health, Inc. ....................................     15,562,500
    285,000 International Business Machines Corp. ...............     32,062,500
    875,000 Nokia Corp., Class A, ADR............................     34,835,938
     31,408 Nortel Networks Corp. ...............................      1,883,254
    329,511 Nortel Networks Corp. ...............................     19,626,499
    660,000 +Plantronics, Inc. ..................................     25,080,000
    550,000 +QUALCOMM, Inc. .....................................     39,187,500
    350,000 Raytheon Co., Class A................................      9,581,250
    754,971 Sensormatic Electronics Corp. .......................     11,324,561
    840,000 Texas Instruments, Inc. .............................     39,637,500
  1,300,000 +Unisys Corp. .......................................     14,625,000
    970,000 +Vishay Intertechnology, Inc. .......................     29,827,500
                                                                    ------------
                                                                     338,427,351
                                                                    ------------

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Value and Restructuring Fund -- (continued)




                                                                     Value
   Shares                                                           (Note 1)
 ----------                                                      --------------

 COMMON STOCKS - (continued)
            TRANSPORTATION -- 3.30%
    480,000 +AMR Corp. .......................................   $   15,690,000
    645,000 CNF Transportation, Inc. .........................       14,351,250
    510,000 Union Pacific Corp. ..............................       19,826,250
                                                                 --------------
                                                                     49,867,500
                                                                 --------------
            UTILITIES -- 1.62%
    285,000 Duke Energy Corp. ................................       24,438,750
                                                                 --------------
            TOTAL COMMON STOCKS
            (Cost $1,080,983,886).............................    1,481,610,200
                                                                 --------------
 CONVERTIBLE PREFERRED STOCKS -- 0.37%
            TECHNOLOGY -- 0.37%
    260,000 ++Sensormatic Electronics Corp., Preferred
            Exchange, 6.50% (Cost $6,570,695).................        5,622,500
                                                                 --------------

  Principal                                                           Value
   Amount                                                           (Note 1)
 -----------                                                      --------------
 DEMAND NOTES -- 2.84%
 $21,400,000 Associates Corp. of North America Master Notes....   $   21,400,000
  21,465,000 General Electric Co. Promissory Notes.............       21,465,000
                                                                  --------------
             TOTAL DEMAND NOTES
             (Cost $42,865,000)................................       42,865,000
                                                                  --------------

TOTAL INVESTMENTS
(Cost $1,130,419,581*).................................. 101.33% $1,530,097,700
OTHER ASSETS AND LIABILITIES (NET)......................  (1.33)    (20,080,696)
                                                         ------  --------------
NET ASSETS.............................................. 100.00% $1,510,017,004
                                                         ======  ==============

--------
*   Aggregate cost for Federal tax and book purposes.
+   Non-income producing security
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2000, these securities amounted to $5,622,500 or 0.37% of net assets.
ADR  -- American Depositary Receipt

                       See Notes to Financial Statements

Excelsior Institutional Trust
Portfolio of Investments September 30, 2000 (Unaudited)
Value Equity Fund





                                                                       Value
   Shares                                                             (Note 1)
 ----------                                                         ------------

 COMMON STOCKS -- 99.35%
            COMMUNICATIONS SERVICES -- 4.04%
  60,100    +Global Crossing Ltd.................................   $  1,863,100
                                                                    ------------
            CONSUMER CYCLICAL -- 32.85%
  60,000    +Adelphia Communications Corp., Class A..............      1,653,750
  42,000    Black & Decker Corp..................................      1,435,875
  65,000    Centex Corp..........................................      2,088,125
  50,000    +General Motors Corp.,
             Class H.............................................      1,859,000
  55,000    Polaris Industries, Inc..............................      1,938,750
  70,000    Sherwin-Williams Co..................................      1,496,250
 100,000    TJX Companies, Inc...................................      2,250,000
  55,000    Viad Corp............................................      1,460,937
  19,700    Young & Rubicam, Inc.................................        975,150
                                                                    ------------
                                                                      15,157,837
                                                                    ------------
            CONSUMER STAPLES -- 18.03%
  91,520    +AT&T Corp. -- Liberty Media Group, Class A..........      1,647,360
  42,000    Avon Products, Inc...................................      1,716,750
  87,000    IMS Health, Inc......................................      1,805,250
  32,000    +Suiza Foods Corp....................................      1,622,000
  70,000    +USA Networks, Inc...................................      1,531,250
                                                                    ------------
                                                                       8,322,610
                                                                    ------------
            ENERGY -- 9.28%
  22,000    Conoco, Inc., Class B................................        592,625
 100,000    +Ocean Energy, Inc...................................      1,543,750
   2,500    +Proton Energy Systems, Inc..........................         71,562
  15,000    +Southern Energy, Inc................................        470,625
  38,000    Williams Cos., Inc...................................      1,605,500
                                                                    ------------
                                                                       4,284,062
                                                                    ------------
            FINANCIAL -- 17.45%
  20,000    Donaldson, Lufkin & Jenrette, Inc....................      1,788,750
  11,000    Lehman Brothers Holdings, Inc........................      1,625,250
  40,000    +Stilwell Financial, Inc.............................      1,740,000
  22,000    USA Education, Inc...................................      1,060,125
  25,000    XL Capital Ltd., Class A.............................      1,837,500
                                                                    ------------
                                                                       8,051,625
                                                                    ------------
            RAW/INTERMEDIATE MATERIALS -- 3.00%
  80,000    Tredegar Corp........................................      1,385,000
                                                                    ------------
            TECHNOLOGY -- 14.70%
  85,000    +BMC Software, Inc...................................      1,620,313
   1,700    +Durect Corp.........................................         25,500
  57,000    Harris Corp..........................................      1,620,938
   2,908    Intermedia Communications, Inc.......................         85,604
  25,000    +Plantronics, Inc....................................        950,000

                                                                       Value
   Shares                                                             (Note 1)
 ----------                                                         ------------

 COMMON STOCKS -- (continued)
            TECHNOLOGY - (continued)
  20,000    Texas Instruments, Inc...............................   $    943,750
  50,000    +Vishay Intertechnology, Inc.........................      1,537,500
                                                                    ------------
                                                                       6,783,605
                                                                    ------------
            TOTAL COMMON STOCKS
             (Cost $37,880,670)..................................     45,847,839
                                                                    ------------

 Principal
  Amount
 ---------
 CONVERTIBLE BONDS -- 1.81%
           TECHNOLOGY -- 1.81%
           Intermedia Communications,
 $22,000   Inc. (Cost $578,407).....................................     836,000
                                                                       ---------
 DEMAND NOTES -- 0.02%
           General Electric Co. Promissory
 6,000     Notes (Cost $6,000)......................................       6,000
                                                                       ---------

TOTAL INVESTMENTS
(Cost $38,465,077*)........................................ 101.18% $46,689,839
OTHER ASSETS AND LIABILITIES (NET)......................... (1.18)     (542,375)
                                                            ------  -----------
NET ASSETS................................................. 100.00% $46,147,464
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Energy and Natural Resources Fund




                                                                       Value
   Shares                                                             (Note 1)
 ----------                                                         ------------

 COMMON STOCKS  -- 94.08%
            BASIC MATERIALS -- 0.71%
     24,000 Willamette Industries, Inc...........................   $    672,000
                                                                    ------------
            ENERGY -- 74.69%
     59,200 Anadarko Petroleum Corp. ............................      3,934,432
     70,000 Baker Hughes, Inc. ..................................      2,598,750
     25,000 +BJ Services Co. ....................................      1,528,125
     62,140 BP Amoco plc ADR.....................................      3,293,420
     40,000 Burlington Resources, Inc. ..........................      1,472,500
     25,000 Chevron Corp. .......................................      2,131,250
     80,000 +Chiles Offshore, Inc. ..............................      1,730,000
     50,000 CMS Energy Corp. ....................................      1,346,875
     50,000 Conoco, Inc., Class B................................      1,349,875
     25,000 +Cooper Cameron Corp. ...............................      1,842,188
     37,500 Cross Timbers Oil Co. ...............................        719,531
     75,000 +EEX Corp. ..........................................        365,625
     50,000 El Paso Energy Corp. ................................      3,081,250
     49,762 Exxon Mobil Corp. ...................................      4,435,038
    130,000 +Global Industries Ltd. .............................      1,616,875
    175,000 +Grey Wolf, Inc. ....................................      1,006,250
     55,000 +Nabors Industries, Inc. ............................      2,882,000
    191,630 +Ocean Energy, Inc. .................................      2,958,288
     45,000 +Patterson Energy, Inc. .............................      1,538,438
     95,000 +Pennaco Energy, Inc. ...............................      1,650,625
     45,000 Phillips Petroleum Co. ..............................      2,823,750
     25,000 +Precision Drilling Corp. ...........................        890,625
     95,000 +R & B Falcon Corp. .................................      2,648,125
     55,000 +Rowan Cos., Inc. ...................................      1,595,000
     54,000 Royal Dutch Petroleum Co. ...........................      3,236,625
     55,000 Santa Fe International Corp. ........................      2,478,437
     24,000 Schlumberger Ltd. ...................................      1,975,500
     50,000 Suncor Energy, Inc. .................................      1,106,250
     50,000 Sunoco, Inc. ........................................      1,346,875
     40,000 Texaco, Inc. ........................................      2,100,000
     76,000 Tosco Corp. .........................................      2,370,250
      4,646 Transocean Sedco Forex, Inc. ........................        272,372
     70,000 +Triton Energy Ltd. .................................      2,730,000
     55,000 Unocal Corp. ........................................      1,949,062
     30,000 +Weatherford International, Inc. ....................      1,290,000
                                                                    ------------
                                                                      70,294,206
                                                                    ------------
            RAW/INTERMEDIATE MATERIALS -- 6.28%
     50,000 Alcoa, Inc. .........................................      1,265,625
     25,000 E.I. du Pont de Nemours & Co.........................      1,035,938
     25,000 Newmont Mining Corp. ................................        425,000
     70,000 Tidewater, Inc.......................................      3,185,000
                                                                    ------------
                                                                       5,911,563
                                                                    ------------
            UTILITIES -- 12.40%
     50,000 +AES Corp. ..........................................      3,425,000
     30,000 +Calpine Corp. ......................................      3,131,250
     31,000 Enron Corp. .........................................      2,716,375

                                                                       Value
   Shares                                                             (Note 1)
 ----------                                                         ------------

 COMMON STOCKS -- (continued)
            UTILITIES -- (continued)
     30,000 Montana Power Co. ...................................   $  1,001,250
     33,000 Williams Cos., Inc. .................................      1,394,250
                                                                    ------------
                                                                      11,668,125
                                                                    ------------
            TOTAL COMMON STOCKS
             (Cost $62,845,912)..................................     88,545,894
                                                                    ------------
 Principal
   Amount
 ----------

 DEMAND NOTES -- 11.88%
 $5,600,000 Associates Corp. of
            North America Master Notes...........................      5,600,000
  5,583,000 General Electric Co.
            Promissory Notes.....................................      5,583,000
                                                                    ------------
            TOTAL DEMAND NOTES
             (Cost $11,183,000)..................................     11,183,000
                                                                    ------------

TOTAL INVESTMENTS
(Cost $74,028,912*)........................................ 105.96% $99,728,894
OTHER ASSETS AND LIABILITIES (NET).........................  (5.96)  (5,608,512)
                                                            ------  -----------
NET ASSETS................................................. 100.00% $94,120,382
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
ADR -- American Depositary Receipt

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Real Estate Fund




                                                                       Value
 Shares                                                               (Note 1)
 -------                                                            ------------

 COMMON STOCKS -- 93.57%
         CONSUMER CYCLICAL -- 4.24%
 118,800 Host Marriott Corp. ....................................   $  1,336,500
  30,000 Universal Health Realty Income Trust....................        530,625
                                                                    ------------
                                                                       1,867,125
                                                                    ------------
         REAL ESTATE -- 89.33%
  33,000 Apartment Investment & Management Co. ..................      1,520,062
  34,684 Avalonbay Communities, Inc. ............................      1,653,993
  63,000 Bedford Property Investors, Inc. .......................      1,279,688
  40,000 Boston Properties, Inc. ................................      1,717,500
  70,000 Cabot Industrial Trust..................................      1,395,625
  88,000 +Catellus Development Corp. ............................      1,540,000
  40,000 Chateau Communities, Inc. ..............................      1,072,500
  40,000 Cousins Properties, Inc. ...............................      1,722,500
  64,000 Duke Realty Investment, Inc. ...........................      1,544,000
  57,703 Equity Office Properties Trust..........................      1,792,399
  29,860 Equity Residential Properties Trust.....................      1,433,280
  53,000 First Washington Realty Trust...........................      1,344,875
  30,000 Forest City Enterprises, Inc., Class A..................      1,080,000
  45,000 Health Care Property Investors, Inc. ...................      1,333,125
  61,000 Healthcare Realty Trust, Inc. ..........................      1,288,625
  42,000 Home Properties of New York, Inc. ......................      1,254,750
  49,000 Hospitality Properties Trust............................      1,145,375
  36,000 KIMCO Realty Corp. .....................................      1,521,000
  16,000 Mack-Cali Realty Corp. .................................        451,000
  52,000 Pacific Gulf Properties, Inc. ..........................      1,391,000
  33,000 Post Properties, Inc. ..................................      1,437,563
  70,000 ProLogis Trust..........................................      1,662,500
  51,200 Public Storage, Inc. ...................................      1,225,600
  53,000 Simon Property Group, Inc. .............................      1,242,188
  30,000 Spieker Properties, Inc. ...............................      1,726,875
  33,000 Starwood Hotels & Resorts Worldwide, Inc. ..............      1,031,250
  60,000 Taubman Center, Inc. ...................................        693,750
  38,000 Vornado Realty Trust....................................      1,410,750
  34,500 Weingarten Realty Investors.............................      1,405,875
                                                                    ------------
                                                                      39,317,648
                                                                    ------------
         TOTAL COMMON STOCKS
         (Cost $39,053,066)......................................     41,184,773
                                                                    ------------

 Principal                                                             Value
   Amount                                                            (Note 1)
 ----------                                                         -----------

 REPURCHASE AGREEMENT -- 5.43%
 $2,389,000 Agreement with Chase Securities, Inc., 6.25% dated
            9/29/00, due 10/02/00, to be repurchased at
            $2,390,244, collateralized by $1,880,000 Federal Home
            Loan Bank, 8.875% due 8/15/17, valued at $2,447,167
            (Cost $2,389,000)....................................   $ 2,389,000
                                                                    -----------

TOTAL INVESTMENTS
(Cost $41,442,066*)........................................  99.00% $43,573,773
OTHER ASSETS AND LIABILITIES
(NET)......................................................   1.00      438,239
                                                            ------  -----------
NET ASSETS................................................. 100.00% $44,012,012
                                                            ======  ===========

--------
*  Aggregate cost for Federal tax and book purposes.
+  Non-income producing security

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Technology Fund




                                                                       Value
 Shares                                                               (Note 1)
 -------                                                            ------------

 COMMON STOCKS -- 95.85%
         CAPITAL GOODS -- 0.46%
   4,000 +OmniSky Corp...........................................   $     81,000
                                                                    ------------
         COMMUNICATIONS SERVICES -- 10.16%
  15,500 +America Online, Inc....................................        833,125
     100 +Corvis Corp............................................          6,144
   8,350 +Exodus Communications, Inc.............................        412,803
  10,850 +Qwest Communications International, Inc................        521,478
                                                                    ------------
                                                                       1,773,550
                                                                    ------------
         TECHNOLOGY -- 85.23%
   7,100 +Applied Materials, Inc.................................        420,675
   4,700 +BEA Systems, Inc.......................................        366,013
   3,000 +Broadcom Corp., Class A................................        731,250
   1,700 +Brocade Communications Systems, Inc....................        401,413
   2,700 +CIENA Corp.............................................        331,425
  14,150 +Cisco Systems, Inc.....................................        781,787
  15,500 +Dell Computer Corp.....................................        476,625
   9,150 +EMC Corp...............................................        906,994
   3,050 +Inktomi Corp...........................................        347,700
  18,500 Intel Corp..............................................        767,750
   7,000 +JDS Uniphase Corp......................................        662,375
   2,000 +Juniper Networks, Inc..................................        438,000
   9,600 +Microsoft Corp.........................................        579,000
   1,000 +Network Engines, Inc...................................         40,938
  20,350 Nokia Corp., Class A, ADR...............................        810,184
   5,550 Nortel Networks Corp....................................        330,572
   6,300 +Oracle Corp. ..........................................        496,125
   3,200 +PMC-Sierra, Inc........................................        688,800
   5,850 +QUALCOMM, Inc..........................................        416,812
   2,650 +Redback Networks, Inc..................................        436,422
   3,800 +Siebel Systems, Inc....................................        422,750
  11,650 +Solectron Corp.........................................        537,356
   3,000 +StorageNetworks, Inc...................................        306,375
   7,350 +Sun Microsystems, Inc..................................        864,544
  13,750 Texas Instruments, Inc..................................        648,828
   3,150 +VeriSign, Inc..........................................        638,072
   3,200 +VERITAS Software Corp..................................        455,600
   6,350 +Yahoo!, Inc............................................        579,834
                                                                    ------------
                                                                      14,884,219
                                                                    ------------
         TOTAL COMMON STOCKS
         (Cost $16,568,897)......................................     16,738,769
                                                                    ------------

 Principal                                                              Value
  Amount                                                              (Note 1)
 ---------                                                           -----------

           DEMAND NOTES -- 8.57%
 $700,000  Associates Corp. of North America Master Notes.........   $   700,000
  797,000  General Electric Co. Promissory Notes..................       797,000
                                                                     -----------
           TOTAL DEMAND NOTES
           (Cost $1,497,000)......................................     1,497,000
                                                                     -----------

 TOTAL INVESTMENTS
 (Cost $18,065,897*)......................................  104.42% $18,235,769
 OTHER ASSETS AND LIABILITIES (NET).......................   (4.42)    (772,138)
                                                            ------  -----------
 NET ASSETS...............................................  100.00% $17,463,631
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
ADR--American Depositary Receipt

                       See Notes to Financial Statements

                             EXCELSIOR FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies

  Excelsior Funds, Inc. ("Excelsior Fund") was incorporated under the laws of the State of Maryland on August 2, 1984. Excelsior Institutional Trust (the "Trust") is a business trust organized under the laws of the State of Delaware on May 11, 1994. Excelsior Fund and the Trust are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as open-ended diversified management investment companies.

  Excelsior Fund and the Trust currently offer shares in eighteen and seven managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for the Blended Equity Fund, Large Cap Growth Fund, Small Cap Fund, Value and Restructuring Fund, Energy and Natural Resources Fund, Real Estate Fund, and Technology Fund, Portfolios of Excelsior Fund and Optimum Growth Fund and Value Equity Fund, Portfolios of the Trust (the "Portfolios"). Such policies are in conformity with generally accepted accounting principles and are consistently followed by Excelsior Fund and the Trust in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

  With regard to Optimum Growth Fund and Value Equity Fund, they offer two classes of shares: Institutional Shares and Shares. The Financial Highlights of the Institutional Shares as well as the financial statements for the remaining portfolios of Excelsior Fund, the Trust and Excelsior Tax-Exempt Fund, Inc. ("Excelsior Tax-Exempt Fund") are presented separately. The Technology Fund commenced operations on March 31, 2000.

  (a) Portfolio valuation:

    Investments in securities that are traded on a recognized domestic stock exchange are valued at the last sale price on the exchange on which such securities are primarily traded or at the last sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices (as calculated by an independent pricing service (the "Service") based upon its evaluation of the market for such securities) when, in the judgment of the Service, quoted bid and asked prices for securities are readily available and are representative of the market. Bid price is used when no asked price is available. Investments in securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value is so established is likely to have changed such value, then a fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors with regard to Excelsior Fund or the Board of Trustees with regard to the Trust. A security which is traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market on which the security is traded.

    All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Directors with regard to Excelsior Fund or the Board of Trustees with regard to the Trust. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing upon the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

    Securities for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by the Board of Directors with regard to Excelsior Fund or the Board of Trustees with regard to the Trust. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

    Forward foreign currency exchange contracts: The Portfolios' participation in forward foreign currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Portfolio generally arising in connection with the purchase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risk may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains or losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

    Options Written: The Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

  At September 30, 2000, the Value and Restructuring Fund had the following option transactions:

                                                          Number of
 Written Option Transactions                              Contracts  Premiums
--------------------------------------------------------------------------------
Outstanding, beginning of period.........................   1,000   $ 1,365,704
Options exercised........................................   1,000    (1,365,704)
                                                            -----   -----------
Outstanding, end of period...............................     --    $       --
                                                            =====   ===========

(b) Security transactions and investment income:

  Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolios are informed of the dividend.

(c) Repurchase agreements:

  The Portfolios may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and the Portfolios' agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Portfolios' custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price.

  If the value of the underlying security falls below the value of the repurchase price, the Portfolios will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

(d) Dividends and distributions to shareholders:

  Dividends equal to all or substantially all of each Portfolio's net investment income are declared and paid quarterly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually, but the Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. Dividends and distributions are recorded on the ex-dividend date.

  Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, partnership income, deferral of losses on wash sales, dividends received from real estate investment trusts (REITs) and net capital losses and net currency losses incurred after October 31 and within the taxable year ("Post-October losses"). Due to the nature of distributions that the Real Estate Fund receives from REITs, the Real Estate Fund anticipates that it will have a tax basis return of capital.

  In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

(e) Federal taxes:

  It is the policy of Excelsior Fund and the Trust that each Portfolio qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

  At March 31, 2000, the following Portfolios had approximate capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expiration dates:

                                                 Expiration Date Expiration Date
                                                    March 31,       March 31,
                                                      2007            2008
                                                 --------------- ---------------
Large Cap Growth................................   $1,733,000      $11,322,000
Value & Restructuring...........................    3,476,000       16,725,000

  At September 30, 2000, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value is as follows:

                                      Tax Basis     Tax Basis    Net Unrealized
                                      Unrealized    Unrealized    Appreciation
                                     Appreciation (Depreciation) (Depreciation)
                                     ------------ -------------- --------------
Blended Equity Fund................. $503,761,741  $(14,955,066)  $488,806,675
Large Cap Growth Fund...............  172,832,783   (12,550,070)   160,282,713
Optimum Growth Fund.................   46,685,165    (1,948,415)    44,736,750
Small Cap Fund......................   30,516,420   (13,606,598)    16,909,822
Value and Restructuring Fund........  470,752,612   (71,074,493)   399,678,119
Value Equity Fund...................   10,058,046    (1,833,284)     8,224,762
Energy and Natural Resources Fund...   27,171,337    (1,471,355)    25,699,982
Real Estate Fund....................    3,498,095    (1,366,388)     2,131,707
Technology Fund.....................    2,089,771    (1,919,899)       169,872

(f) Expense allocation:

  Expenses incurred by Excelsior Fund and the Trust with respect to any two or more of their respective Portfolios are allocated in proportion to the average net assets of each of their respective Portfolios, except where allocations of direct expenses to each Portfolio can otherwise be fairly made. Expenses directly attributable to a Portfolio are charged to that Portfolio and expenses directly attributable to a particular class of shares in a Portfolio are charged to such class.

2. Investment Advisory Fee, Administration Fee, Distribution Expenses and Related Party Transactions

  United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company (collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Portfolios. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of 0.75% of the average daily net assets of the Blended Equity Fund and Large Cap Growth Fund, 0.60% of the average daily net assets of the Small

Cap Fund, Value and Restructuring Fund and Energy and Natural Resources Fund, 1.00% of the average daily net assets of the Real Estate Fund and Technology Fund, and 0.65% of the average daily net assets of each of the Optimum Growth Fund and Value Equity Fund. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab").

  U.S. Trust Company, Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank and Federated Administrative Services (collectively, the "Administrators") provide administrative services to Excelsior Fund and the Trust. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust (excluding the international equity portfolios of Excelsior Fund and Excelsior Institutional Trust) all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million, and 0.150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. For the six months ended September 30, 2000, administration fees charged by U.S. Trust Company were as follows:

Blended Equity Fund................................................... $244,458
Large Cap Growth Fund.................................................  120,847
Optimum Growth Fund...................................................   25,367
Small Cap Fund........................................................   28,072
Value and Restructuring Fund..........................................  335,133
Value Equity Fund.....................................................   12,350
Energy and Natural Resources Fund.....................................   19,327
Real Estate Fund......................................................    9,797
Technology Fund.......................................................    2,691

  From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses through March 31, 2001 to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Portfolio's average daily net assets: 1.05% for Blended Equity Fund, Large Cap Growth Fund, Shares of Optimum Growth Fund and Shares of Value Equity Fund; 1.20% for Real Estate Fund; 1.25% for Technology Fund; and .80% for Institutional Shares of Optimum Growth Fund and Value Equity Fund. With regard to Value and Restructuring Fund, Small Cap Fund, and Energy and Natural Resources Fund, through July 31, 2000, U.S. Trust voluntarily agreed to waive fees and reimburse expenses to the extent necessary to maintain an annual expense ratio of not more than
 .99%. Effective August 1, 2000, U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses through March 31, 2001 to the extent necessary to keep total operating expenses for these Portfolios from exceeding the following annual percentages of each Portfolio's average daily net assets: 1.05% for Small Cap Fund and Value and Restructuring Fund; and 1.25% for Energy and Natural Resources Fund.

  For the six months ended September 30, 2000, pursuant to the above, U.S. Trust waived investment advisory fees as follows:

Optimum Growth Fund..................................................... $52,005
Value Equity Fund.......................................................  39,796
Real Estate Fund........................................................  18,462
Technology Fund.........................................................  18,042

  Excelsior Fund and the Trust have entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative service fee at the annual rate of up to 0.40% of the average daily net asset value of its shares held by the service organizations' customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements.

  Administrative service fees paid to affiliates of U.S. Trust amounted to $831,407 for the six months ended September 30, 2000. Through July 31, 2000, U.S. Trust and the Administrators voluntarily agreed to waive investment advisory and administration fees payable by each Portfolio in an amount equal to administrative service fees expense (including fees paid to affiliates of U.S. Trust) by such Portfolio. Effective August 1, 2000, U.S. Trust has voluntarily agreed to continue waiving investment advisory and administrative fees payable by each Portfolio in an amount equal to the administrative service fee expense paid to subsidiaries of U.S. Trust Corporation. For the six months ended September 30, 2000, U.S. Trust and the Administrators waived investment advisory and administration fees in amounts equal to the administrative service fees for the Portfolios as follows:

                                                           U.S.
                                                          Trust   Administrators
                                                         -------- --------------
Blended Equity Fund..................................... $353,000    $  3,387
Large Cap Growth Fund...................................  174,773       8,182
Optimum Growth Fund.....................................    3,894         690
Small Cap Fund..........................................   99,882          74
Value and Restructuring Fund ...........................  825,539     131,539
Energy and Natural Resources Fund.......................   37,530       5,978
Real Estate Fund........................................   17,153          24
Technology Fund.........................................        8           2

  For the six months ended September 30, 2000, no administrative service fees have been charged to the Value Equity Fund.

  Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, serves as the distributor of Excelsior Fund and the Trust. Each Portfolio's Shares are sold on a continuous basis by the Distributor.

  The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, under which the Shares of Optimum Growth Fund and Value Equity Fund may compensate the Distributor monthly for its services which are intended to result in the sale of Portfolio Shares, in an amount not to exceed the annual rate of 0.25% of the average daily net asset value of each Portfolio's outstanding Shares.

  Each Independent Director of Excelsior Fund receives an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended. The Chairman receives an additional annual fee of $5,000. Each member of the Nominating Committee receives an annual fee of $2,000 for services in connection with this committee. Independent Trustees of Excelsior Trust receive an annual fee of $4,000, plus a meeting fee of $250 for each meeting attended. The Chairman receives an additional annual fee of $5,000. Each member of the Nominating Committee receives an annual fee of $1,000 for services in connection with this committee. In addition, Directors and Trustees are reimbursed by Excelsior Fund and the Trust, respectively for reasonable expenses incurred when acting in their capacity as Directors and Trustees.

3. Purchases and Sales of Securities:

  For the six months ended September 30, 2000, purchases and sales of securities, excluding short-term investments, for the Portfolios aggregated:

                                                       Purchases      Sales
                                                      ------------ ------------
Blended Equity Fund.................................. $233,581,262 $180,815,409
Large Cap Growth Fund................................   72,420,736   43,700,500
Optimum Growth Fund..................................   25,279,492   24,514,989
Small Cap Fund.......................................   88,998,083   50,013,239
Value and Restructuring Fund.........................  388,831,070   68,547,080
Value Equity Fund....................................   28,999,810   33,554,079
Energy and Natural Resources Fund....................   28,035,968   16,432,713
Real Estate Fund.....................................    7,649,018    3,569,434
Technology Fund......................................   17,672,593      833,952

4. Capital Transactions:


  Excelsior Fund currently has authorized capital of 35 billion shares of Common Stock, 28.875 billion of which is currently classified to represent interests in one of eighteen separate portfolios. Authorized capital currently offered for each Portfolio is as follows: 375 million shares of the Blended Equity Fund and 500 million shares each of Large Cap Growth Fund, Small Cap Fund, Value and Restructuring Fund, Energy and Natural Resources Fund, Real Estate Fund and Technology Fund. Each share has a par value of $.001, and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of Excelsior Fund's Board of Directors. The Trust currently has authorized an unlimited number of shares of beneficial interest of each class of each Portfolio. Each share has a par value of $.00001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of the Trust's Board of Trustees.

                                        Blended Equity Fund
                         ----------------------------------------------------
                            Six Months Ended              Year Ended
                                09/30/00                   03/31/00
                         ------------------------  --------------------------
                           Shares       Amount       Shares        Amount
                         ----------  ------------  -----------  -------------
Sold....................  2,438,491  $120,659,430    5,015,065  $ 197,998,563
Issued in connection
 with reorganization....        --            --     1,324,542     59,663,830
Issued as reinvestment
 of dividends...........        608        28,983      166,532      7,730,323
Redeemed................ (2,007,890)  (99,263,453)  (3,829,880)  (171,900,588)
                         ----------  ------------  -----------  -------------
Net Increase............    431,209  $ 21,424,960    2,676,259  $  93,492,128
                         ==========  ============  ===========  =============
                                       Large Cap Growth Fund
                         ----------------------------------------------------
                            Six Months Ended              Year Ended
                                09/30/00                   03/31/00
                         ------------------------  --------------------------
                           Shares       Amount       Shares        Amount
                         ----------  ------------  -----------  -------------
Sold....................  4,143,088  $ 74,680,770   20,262,617  $ 312,425,480
Issued as reinvestment
 of dividends...........        --            --           --             --
Redeemed................ (2,834,157)  (49,590,528) (11,589,142)  (173,890,357)
                         ----------  ------------  -----------  -------------
Net Increase............  1,308,931  $ 25,090,242    8,673,475  $ 138,535,123
                         ==========  ============  ===========  =============

                                        Optimum Growth Fund
                         ----------------------------------------------------
                            Six Months Ended              Year Ended
                                09/30/00                   03/31/00
                         ------------------------  --------------------------
                           Shares       Amount       Shares        Amount
                         ----------  ------------  -----------  -------------
Sold:
  Shares................    180,769  $  5,277,175      454,057  $  12,791,975
  Institutional Shares..    240,130     7,056,696      663,763     18,585,551
Issued as reinvestment
 of dividends:
  Shares................        --            --        60,107      1,662,560
  Institutional Shares..        --            --        61,937      1,726,809
Redeemed:
  Shares................    (96,506)   (2,781,506)    (248,560)    (6,863,369)
  Institutional Shares..   (213,198)   (6,255,929)  (1,135,686)   (31,622,549)
                         ----------  ------------  -----------  -------------
Net Increase
 (Decrease).............    111,195  $  3,296,436     (144,382) $  (3,719,023)
                         ==========  ============  ===========  =============

                                          Small Cap Fund
                         ----------------------------------------------------
                            Six Months Ended              Year Ended
                                09/30/00                   03/31/00
                         ------------------------  --------------------------
                           Shares       Amount       Shares        Amount
                         ----------  ------------  -----------  -------------
Sold....................  2,677,116  $ 38,901,172    4,828,421  $  60,118,324
Issued as reinvestment
 of dividends...........      2,408        35,895          --             --
Redeemed................ (1,211,072)  (17,619,170)  (2,539,390)   (26,781,542)
                         ----------  ------------  -----------  -------------
Net Increase............  1,468,452  $ 21,317,897    2,289,031  $  33,336,782
                         ==========  ============  ===========  =============

                                   Value and Restructuring Fund
                         ----------------------------------------------------
                             Six Months Ended              Year Ended
                                 09/30/00                   03/31/00
                         -------------------------  -------------------------
                           Shares       Amount        Shares       Amount
                         ----------  -------------  ----------  -------------
Sold.................... 13,602,669  $ 445,476,717  20,158,719  $ 588,694,745
Issued as reinvestment
 of dividends...........    438,029     13,773,951      33,413        916,287
Redeemed................ (4,144,668)  (135,518,066) (9,472,264)  (270,102,624)
                         ----------  -------------  ----------  -------------
Net Increase............  9,896,030  $ 323,732,602  10,719,868  $ 319,508,408
                         ==========  =============  ==========  =============

                                         Value Equity Fund
                         ----------------------------------------------------
                             Six Months Ended              Year Ended
                                 09/30/00                   03/31/00
                         -------------------------  -------------------------
                           Shares       Amount        Shares       Amount
                         ----------  -------------  ----------  -------------
Sold:
  Shares................      5,882  $     118,392      15,650  $     298,897
  Institutional Shares..     41,246        791,297     299,695      5,023,385
Issued as reinvestment
 of dividends:
  Shares................        343          6,540          72          1,355
  Institutional Shares..         11            211           1             40
Redeemed:
  Shares................     (9,282)      (171,783)     (8,071)      (138,817)
  Institutional Shares..   (249,101)    (4,937,558)   (331,276)    (6,315,104)
                         ----------  -------------  ----------  -------------
Net Decrease............   (210,901) $  (4,192,901)    (23,929) $  (1,130,244)
                         ==========  =============  ==========  =============

                                 Energy and Natural Resources Fund
                         ----------------------------------------------------
                             Six Months Ended              Year Ended
                                 09/30/00                   03/31/00
                         -------------------------  -------------------------
                           Shares       Amount        Shares       Amount
                         ----------  -------------  ----------  -------------
Sold....................  2,474,225  $  40,229,127   3,848,740  $  49,911,978
Issued as reinvestment
 of dividends...........      4,136         63,965      77,531        920,549
Redeemed................ (1,709,773)   (27,156,904) (3,156,254)   (40,202,621)
                         ----------  -------------  ----------  -------------
Net Increase............    768,588  $  13,136,188     770,017  $  10,629,906
                         ==========  =============  ==========  =============

                                         Real Estate Fund
                         ----------------------------------------------------
                             Six Months Ended              Year Ended
                                 09/30/00                   03/31/00
                         -------------------------  -------------------------
                           Shares       Amount        Shares       Amount
                         ----------  -------------  ----------  -------------
Sold....................  1,142,348  $   6,547,173   2,854,909  $  15,380,329
Issued as reinvestment
 of dividends...........      3,514         19,785       2,584         13,758
Redeemed................   (370,205)    (2,103,353) (2,360,998)   (12,440,442)
                         ----------  -------------  ----------  -------------
Net Increase............    775,657  $   4,463,605     496,495  $   2,953,645
                         ==========  =============  ==========  =============

                                                            Technology Fund
                                                         ----------------------
                                                          03/31/00*-09/30/00
                                                         ----------------------
                                                          Shares      Amount
                                                         ---------  -----------
Sold.................................................... 2,742,962  $18,044,212
Issued as reinvestment of dividends.....................         4           28
Redeemed................................................   (72,248)    (451,825)
                                                         ---------  -----------
Net Increase............................................ 2,670,718  $17,592,415
                                                         ---------  -----------

--------
* Commencement of Operations.

5. Organization Costs:

  Excelsior Fund and the Trust have borne all costs in connection with the initial organization of new portfolios, including the fees for registering and qualifying its shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line basis over periods of five years from the dates on which each Portfolio commenced operations.

6. Line of Credit:

  The Portfolios and other affiliated funds participate in a $250 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus up to 2% per year. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the six months ended September 30, 2000, the Portfolios had no borrowings under the agreement.